Shareholders' equity	3 Months Ended
Mar. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity	Shareholders’ equity
We have 200,000,000 total authorized shares with 2,477,672 common shares issued and outstanding at March 31, 2025, and 2024, and a par value per share is KRW10,000.
9.1.    Changes in share capital
The following table represents common share, share capital and premium as follows (in thousands, except shares):

	Common shares	Share capital	Share premium	Total
Balance at January 1, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2024	2,477,672	$21,198	$359,280	$380,478
Balance at January 1, 2025	2,477,672	$21,198	$359,280	$380,478
Balance at March 31, 2025	2,477,672	$21,198	$359,280	$380,478